JPMorgan SmartRetirement 2060 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement 2060 Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	1,439
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,150
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	843
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	661
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	237
Expense Example, with Redemption, 10 Years	$ 538